COMMON STOCK (Details Narrative) - $ / shares		3 Months Ended
	Oct. 21, 2021	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Common Stock, Par or Stated Value Per Share	$ 0.001
Stockholders' Equity, Reverse Stock Split	a ratio of 1-for-20	1-for-20
Common Stock, Shares Authorized	150,000,000		150,000,000	150,000,000	150,000,000
Common Stock, Shares, Outstanding	15,655,038		15,655,038	15,655,038	15,655,038	313,098,220
Common Stock [Member]
Common Stock, Par or Stated Value Per Share						$ 0.001
Common Stock, Shares, Outstanding						15,655,038
Common Stock [Member] | Prior Reverse Stock Split [Member]
Common Stock, Shares, Outstanding						313,098,220